Financial Instruments (Details Textual) - Securities Purchase Agreement [Member] - USD ($) $ in Thousands			1 Months Ended			12 Months Ended
	Jul. 08, 2019	Mar. 14, 2019	Mar. 28, 2019	Nov. 26, 2018	Nov. 23, 2018	Dec. 31, 2019
Financial Instruments (Textual)
Description of Issuance of convertible debentures	Yorkville converted the rest of the principal outstanding amount under the Convertible Debentures, by converting $100 on July 8, 2019; $450 on July 23, 2019; $375 on August 30, 2019; and $325 on September 13, 2019 - refer to Note 17f for more information.		As part of a financing round (see Note 17e.1), Yorkville agreed to invest $250 by converting $250 of the principal outstanding amount ($1,500) under the Convertible Debentures. As a result of the conversion, the Company issued to Yorkville 71,428 ADSs. In addition, as part of the financing round above-mentioned, the Company issued to Yorkville a warrant to purchase up to 53,571 ADSs.		The Company entered into a securities purchase agreement (the "Securities Purchase Agreement") and a registration rights agreement with YA II PN Ltd. ("Yorkville"), a fund managed by Yorkville Advisors Global L.P., for the sale in a private placement of up to $2,500 in principal amount of unsecured convertible debentures (the "Convertible Debentures"). Interest on the Convertible Debentures will accrue at a rate of 5% per annum and can be repaid in cash with an addition of an 10% redemption premium upon the maturity date of the Convertible Debentures, being 12 months from the issuance of each Convertible Debenture.	In addition, $78 was deducted due to issue expenses, and Yorkville received 9,171 ADSs of the Company in return to additional commitment fees (valued at $75). Also, an additional fee of $10 was deducted from the $1,500 due to payments to Yorkville's legal counsels. Two additional tranches of $500 each of the Convertible Debentures shall be purchased by Yorkville conditional on the passage of time and/or certain triggering events as disclosed in the Securities Purchase Agreement. If the Company will not comply with the triggering events mentioned, the Company will be deemed to be in default pursuant to the terms, and inter alia, the interest on the Convertible Debentures will accrue up to a rate of 15% per annum. The Company shall pay Yorkville additional commitment fees upon issuance of each such tranche, to be paid at the Company's option in cash or ADSs of the Company. From and after the date of issuance of the Convertible Debentures, the outstanding principal, together with accrued and unpaid interest, will be convertible, at the option of Yorkville, into the Company's ADSs at the lower of $7.00 or 95% of the lowest daily volume-weighted average price ("VWAP") during the five consecutive trading days immediately preceding the conversion date.
Convertible debentures issued				$ 1,500
Convertible debts certain rights granted both parties		$ 500